Risk Management - Credit quality of financial assets items (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		₩ 373,148,148	[1]	$ 289,038,070	₩ 355,760,729	[1]
Securities at amortized cost		23,996,172		$ 18,587,275	28,268,516
Total		433,838,431			416,175,003
Total
Disclosure of credit risk exposure [Line Items]
Total		436,999,558			418,669,042
Collateral value		247,383,271			233,504,990
Loss allowance
Disclosure of credit risk exposure [Line Items]
Total		(3,188,506)			(2,505,844)
Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		21,235,346			19,354,919
Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[2]	12,728,437			13,061,081
Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[3]	13,702,855			11,533,632
Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		224,611,919			213,228,740
Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[2]	381,606,576			368,689,893
Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[3]	26,286,769			23,622,752
Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Total		1,906,434			1,447,967
Collateral value		767,731			607,614
Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Total		768,487			313,717
Collateral value		768,275			313,717
Loans and other financial assets at amortized cost
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		373,148,148			355,760,729
Loans and other financial assets at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		376,295,334			358,246,383
Collateral value		247,383,271			233,504,990
Loans and other financial assets at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(3,147,186)			(2,485,654)
Loans and other financial assets at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		21,235,346			19,354,919
Loans and other financial assets at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	12,728,437			13,061,081
Loans and other financial assets at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	13,702,855			11,533,632
Loans and other financial assets at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		224,611,919			213,228,740
Loans and other financial assets at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	321,115,435			308,498,799
Loans and other financial assets at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	26,073,686			23,391,187
Loans and other financial assets at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,906,434			1,447,967
Collateral value		767,731			607,614
Loans and other financial assets at amortized cost | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		768,487			313,717
Collateral value		768,275			313,717
Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	2,297,088			2,877,685
Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		2,299,344			2,879,096
Collateral value		39,199			24,276
Korean treasury and government agencies | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(2,256)			(1,411)
Korean treasury and government agencies | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Korean treasury and government agencies | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	0			0
Korean treasury and government agencies | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	0			0
Korean treasury and government agencies | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		39,199			24,276
Korean treasury and government agencies | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	2,299,323			2,879,057
Korean treasury and government agencies | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	21			39
Korean treasury and government agencies | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0			0
Collateral value		0			0
Korean treasury and government agencies | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0			0
Collateral value		0			0
Banks
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	21,996,558			21,571,097
Banks | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		22,039,600			21,595,804
Collateral value		2,136,530			1,858,595
Banks | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(43,042)			(24,707)
Banks | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Banks | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	21,771			2,125
Banks | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	0			0
Banks | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		2,136,530			1,858,595
Banks | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	21,880,151			21,182,445
Banks | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	122,383			393,181
Banks | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		15,295			18,053
Collateral value		0			0
Banks | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0			0
Collateral value		0			0
Corporates
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	159,343,530			143,507,852
Corporates | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		161,286,547			145,025,388
Collateral value		99,611,302			87,926,377
Corporates | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,943,017)			(1,517,536)
Corporates | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		5,915,710			4,982,087
Corporates | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	2,630,918			2,556,885
Corporates | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	5,411,611			4,429,148
Corporates | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		92,544,712			82,314,488
Corporates | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	132,702,723			120,407,588
Corporates | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	18,890,349			16,680,863
Corporates | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		882,459			637,187
Collateral value		382,605			316,085
Corporates | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		768,487			313,717
Collateral value		768,275			313,717
General business
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		102,009,260			88,474,933
General business | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		103,171,084			89,490,972
Collateral value		57,179,779			48,050,535
General business | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,161,824)			(1,016,039)
General business | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		4,058,593			3,390,139
General business | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	1,773,713			1,754,620
General business | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	3,150,829			3,083,232
General business | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		52,951,331			44,465,799
General business | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	87,551,345			74,939,770
General business | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	10,147,028			9,291,691
General business | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		548,169			421,659
Collateral value		169,855			194,597
General business | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0			0
Collateral value		0			0
Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		46,460,693			43,502,475
Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		46,969,429			43,902,803
Collateral value		35,283,294			34,125,260
Small and medium sized enterprise | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(508,736)			(400,328)
Small and medium sized enterprise | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,590,947			1,537,173
Small and medium sized enterprise | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	753,275			754,668
Small and medium sized enterprise | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	1,587,473			1,257,741
Small and medium sized enterprise | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		33,580,230			32,503,289
Small and medium sized enterprise | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	36,220,660			34,965,279
Small and medium sized enterprise | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	8,182,558			6,751,297
Small and medium sized enterprise | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		225,463			173,818
Collateral value		112,117			84,798
Small and medium sized enterprise | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0			0
Collateral value		0			0
Project financing and others
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		10,873,577			11,530,444
Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		11,146,034			11,631,613
Collateral value		7,148,229			5,750,582
Project financing and others | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(272,457)			(101,169)
Project financing and others | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		266,170			54,775
Project financing and others | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	103,930			47,597
Project financing and others | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	673,309			88,175
Project financing and others | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		6,013,151			5,345,400
Project financing and others | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	8,930,718			10,502,539
Project financing and others | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	560,763			637,875
Project financing and others | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		108,827			41,710
Collateral value		100,633			36,690
Project financing and others | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		768,487			313,717
Collateral value		768,275			313,717
Consumers
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	189,510,972			187,804,095
Consumers | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		190,669,843			188,746,095
Collateral value		145,596,240			143,695,742
Consumers | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,158,871)			(942,000)
Consumers | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		15,319,636			14,372,832
Consumers | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	10,075,748			10,502,071
Consumers | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	8,291,244			7,104,484
Consumers | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		129,891,478			129,031,381
Consumers | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	164,233,238			164,029,709
Consumers | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	7,060,933			6,317,104
Consumers | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,008,680			792,727
Collateral value		385,126			291,528
Consumers | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0			0
Collateral value		0			0
Securities at amortized cost
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		23,996,172			28,268,516
Securities at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		24,010,113			28,276,901
Collateral value		0			0
Securities at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		(13,941)			(8,385)
Securities at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Securities at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[2]	0			0
Securities at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[3]	0			0
Securities at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Securities at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[2]	24,010,113			28,276,901
Securities at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[3]	0			0
Securities at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0			0
Collateral value		0			0
Securities at amortized cost | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0			0
Collateral value		0			0
Financial assets at FVTOCI
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[4]	36,694,111			32,145,758
Financial assets at FVTOCI | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[4]	36,694,111			32,145,758
Collateral value	[4]	0			0
Financial assets at FVTOCI | Loss allowance
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[4]	(27,379)			(11,805)
Financial assets at FVTOCI | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[4]	0			0
Financial assets at FVTOCI | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2],[4]	0			0
Financial assets at FVTOCI | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[4]	0			0	[3]
Financial assets at FVTOCI | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value	[4]	0			0
Financial assets at FVTOCI | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2],[4]	36,481,028			31,914,193
Financial assets at FVTOCI | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[4]	213,083			231,565	[3]
Financial assets at FVTOCI | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[4]	0			0
Collateral value	[4]	0			0
Financial assets at FVTOCI | Credit Impaiment Model | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[4]	0			0
Collateral value	[4]	₩ 0			₩ 0

[1]	Cash and cash equivalents are not included.
[2]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[3]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
[4]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.